UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10635

Name of Fund: BlackRock Strategic Bond Trust (BHD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Strategic Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

BlackRock Strategic Bond Trust
Schedule of Investments as of January 31, 2008 (Unaudited)
	Face
Industry	Amount	Corporate Bonds	Value
Aerospace & Defense - 6.4%	$475,000	CHC Helicopter Corp., 7.375% due 5/01/2014	$438,188
	50,000	DRS Technologies, Inc., 6.875% due 11/01/2013	49,000
	80,000	DRS Technologies, Inc., 7.625% due 2/01/2018	79,000
	100,000	Hexcel Corp., 6.75% due 2/01/2015	96,500
	325,000	Honeywell International, 7.50% due 3/01/2010	350,417
	2,000,000	Lockheed Martin Corp. Series B, 6.15% due 9/01/2036	2,068,544
	1,000,000	Northrop Grumman Corp., 7.125% due 2/15/2011	1,085,295
	650,000	Raytheon Co., 4.85% due 1/15/2011	666,724
	90,000	TransDigm, Inc., 7.75% due 7/15/2014	90,450
	1,000,000	United Technologies Corp., 6.35% due 3/01/2011	1,078,328
			6,002,446
Air Freight & Logistics - 0.2%	300,000	Park-Ohio Industries, Inc., 8.375% due 11/15/2014	243,750
Airlines - 0.1%	125,000	American Airlines, Inc. Series 99-1, 7.324% due 4/15/2011	122,500
Auto Components - 0.7%	125,000	Allison Transmission, 11.25% due 11/01/2015 (d)(g)	97,157
	200,000	The Goodyear Tire & Rubber Co., 8.625% due 12/01/2011	205,750
	275,000	Lear Corp., 8.75% due 12/01/2016	244,750
	200,000	Metaldyne Corp., 10% due 11/01/2013	144,000
			691,657
Automobiles - 1.5%	1,000,000	DaimlerChrysler NA Holding Corp., 7.30% due 1/15/2012	1,094,210
	350,000	Ford Capital BV, 9.50% due 6/01/2010	322,000
			1,416,210
Building Products - 1.0%	150,000	CPG International I, Inc., 10.50% due 7/01/2013	133,500
	415,000	Goodman Global Holding Co., Inc., 7.875% due 12/15/2012	448,864
	445,000	Momentive Performance Materials, Inc., 11.50% due 12/01/2016	347,656
	30,000	Momentive Performance Materials, Inc. Series WI,
		9.75% due 12/01/2014	27,150
			957,170
Capital Markets - 0.6%	341,000	Marsico Parent Co., LLC, 10.625% due 1/15/2016 (d)(g)	342,705
	117,000	Marsico Parent Holdco, LLC, 12.50% due 7/15/2016 (d)(g)	117,585
	78,000	Marsico Parent Superholdco, LLC, 14.50% due 1/15/2018 (d)(g)	73,914
			534,204
Chemicals - 2.4%	180,000	American Pacific Corp., 9% due 2/01/2015	177,300
	350,000	Ames True Temper, Inc., 8.258% due 1/15/2012 (b)	283,500
	20,000	Chemtura Corp., 6.875% due 6/01/2016	18,200
	99,000	Huntsman LLC, 11.50% due 7/15/2012	104,940
	520,000	Ineos Group Holdings Plc, 8.50% due 2/15/2016 (g)	405,600
	980,000	Innophos, Inc., 8.875% due 8/15/2014	962,850
	135,000	Key Plastics LLC, 11.75% due 3/15/2013 (g)	101,250
	130,000	NOVA Chemicals Corp., 7.863% due 11/15/2013 (b)	110,500
	80,000	Terra Capital, Inc. Series B, 7% due 2/01/2017	78,600
			2,242,740
Commercial Banks - 2.3%	650,000	Barclays Bank Plc, 8.55% (b)(f)(g)	703,748
	1,500,000	HSBC Bank USA NA, 3.875% due 9/15/2009	1,499,964
			2,203,712
Commercial Services & Supplies -	45,000	Ashtead Capital, Inc., 9% due 8/15/2016 (g)	37,575
4.1%	1,500,000	Casella Waste Systems, Inc., 9.75% due 2/01/2013	1,496,250
	1,064,000	DI Finance Series B, 9.50% due 2/15/2013	1,109,220
	179,000	Sally Holdings LLC, 10.50% due 11/15/2016	158,863
	550,000	Waste Services, Inc., 9.50% due 4/15/2014	511,500
	590,000	West Corp., 11% due 10/15/2016	536,900
			3,850,308

BlackRock Strategic Bond Trust
Schedule of Investments as of January 31, 2008 (Unaudited)
	Face
Industry	Amount	Corporate Bonds	Value
Communications Equipment - 0.4%	$410,000	Nortel Networks Ltd., 8.508% due 7/15/2011 (b)	$381,300

Containers & Packaging - 1.5%	130,000	Berry Plastics Holding Corp., 8.866% due 9/15/2014 (b)	106,600
	190,000	Berry Plastics Holding Corp., 8.875% due 9/15/2014	168,625
	250,000	Crown Americas LLC, 7.75% due 11/15/2015	254,375
	55,000	Graham Packaging Co. LP, 8.50% due 10/15/2012	48,400
	260,000	Impress Holdings BV, 7.383% due 9/15/2013 (b)(g)	239,200
	565,000	Pregis Corp., 12.375% due 10/15/2013	567,825
			1,385,025
Diversified Financial Services -	1,600,000	Ford Motor Credit Co. LLC, 5.828% due 1/15/2010 (b)	1,426,661
4.1%	100,000	Ford Motor Credit Co. LLC, 7.127% due 1/13/2012 (b)	84,234
	250,000	Ford Motor Credit Co. LLC, 7.80% due 6/01/2012	221,431
	1,000,000	Ford Motor Credit Co. LLC, 8% due 12/15/2016	839,608
	110,000	GMAC LLC, 6.75% due 12/01/2014	90,649
	885,000	GMAC LLC, 8% due 11/01/2031	733,452
	522,006	Structured Asset Repackaged Trust, 5.806% due 1/21/2010	516,786
			3,912,821
Diversified Telecommunication	1,500,000	AT&T, Inc., 6.45% due 6/15/2034	1,507,053
Services - 8.1%	590,000	Cincinnati Bell, Inc., 7.25% due 7/15/2013	590,000
	200,000	Citizens Communications Co., 6.25% due 1/15/2013	190,000
	1,180,000	Qwest Communications International, Inc., 7.50% due 2/15/2014	1,168,200
	340,000	Qwest Corp., 8.241% due 6/15/2013 (b)	331,500
	1,000,000	Telecom Italia Capital SA, 4.95% due 9/30/2014	971,471
	2,000,000	Verizon New England, Inc., 6.50% due 9/15/2011	2,117,688
	250,000	Wind Acquisition Finance SA, 10.75% due 12/01/2015 (g)	265,000
	360,000	Windstream Corp., 8.125% due 8/01/2013	369,000
	170,000	Windstream Corp., 8.625% due 8/01/2016	175,950
			7,685,862
Electric Utilities - 3.4%	250,000	DTE Energy Co., 7.05% due 6/01/2011	268,195
	125,000	Edison Mission Energy, 7.50% due 6/15/2013	127,812
	29,537	Elwood Energy LLC, 8.159% due 7/05/2026	29,157
	1,075,000	FirstEnergy Corp., 7.375% due 11/15/2031	1,180,721
	425,749	Midwest Generation LLC Series B, 8.56% due 1/02/2016	458,212
	1,000,000	Progress Energy, Inc., 7.75% due 3/01/2031	1,181,636
			3,245,733
Electrical Equipment - 1.0%	1,010,000	Superior Essex Communications LLC, 9% due 4/15/2012	949,400
Electronic Equipment &	50,000	Sanmina-SCI Corp., 6.75% due 3/01/2013	43,250
Instruments - 0.4%	415,000	Sanmina-SCI Corp., 8.125% due 3/01/2016	362,088
			405,338
Energy Equipment & Services -	65,000	Compagnie Generale de Geophysique-Veritas, 7.50% due 5/15/2015	64,025
0.6%	70,000	Compagnie Generale de Geophysique-Veritas, 7.75% due 5/15/2017	69,300
	60,000	Grant Prideco, Inc. Series B, 6.125% due 8/15/2015	61,350
	125,000	North American Energy Partners, Inc., 8.75% due 12/01/2011	121,875
	275,000	SemGroup LP, 8.75% due 11/15/2015 (g)	257,125
			573,675
Food & Staples Retailing - 1.0%	500,000	The Pantry, Inc., 7.75% due 2/15/2014	448,750
	525,000	Rite Aid Corp., 7.50% due 3/01/2017	450,188
			898,938
Gas Utilities - 0.6%	175,000	El Paso Natural Gas Co., 8.375% due 6/15/2032	204,017
	400,000	Targa Resources, Inc., 8.50% due 11/01/2013	377,000
			581,017

BlackRock Strategic Bond Trust
Schedule of Investments as of January 31, 2008 (Unaudited)
	Face
Industry	Amount	Corporate Bonds	Value
Health Care Equipment &	$990,000	ReAble Therapeutics Finance LLC, 10.875% due 11/15/2014 (g)	$940,500
Supplies - 1.0%
Health Care Providers & Services -	320,000	Tenet Healthcare Corp., 6.50% due 6/01/2012	280,800
1.3%	1,000,000	WellPoint, Inc., 5.95% due 12/15/2034	924,521
			1,205,321
Hotels, Restaurants & Leisure -	860,000	American Real Estate Partners LP, 8.125% due 6/01/2012	842,800
2.4%	230,000	American Real Estate Partners LP, 7.125% due 2/15/2013	213,325
	225,000	Greektown Holdings, LLC, 10.75% due 12/01/2013 (g)	214,875
	640,000	Harrah's Operating Co., Inc., 10.75% due 2/01/2018 (d)(g)	544,000
	190,000	Seneca Gaming Corp. Series B, 7.25% due 5/01/2012	184,300
	225,000	Tropicana Entertainment LLC Series WI, 9.625% due 12/15/2014	136,125
	50,000	Universal City Florida Holding Co. I, 7.989% due 5/01/2010 (b)	48,250
	115,000	Wynn Las Vegas LLC, 6.625% due 12/01/2014	110,831
			2,294,506
IT Services - 1.2%	175,000	iPayment, Inc., 9.75% due 5/15/2014	161,875
	608,682	iPayment Investors LP, 12.75% due 7/15/2014 (d)(g)	595,166
	240,000	SunGard Data Systems, Inc., 9.125% due 8/15/2013	243,600
	95,000	SunGard Data Systems, Inc., 10.25% due 8/15/2015	95,000
			1,095,641
Independent Power Producers &	101,430	AES Ironwood LLC, 8.857% due 11/30/2025	109,798
Energy Traders - 0.6%	50,000	NRG Energy, Inc., 7.25% due 2/01/2014	48,687
	285,000	NRG Energy, Inc., 7.375% due 2/01/2016	275,381
	140,000	Orion Power Holdings, Inc., 12% due 5/01/2010	152,250
			586,116
Insurance - 0.4%	325,000	MetLife, Inc., 6.125% due 12/01/2011	345,131
Leisure Equipment &	100,000	Quiksilver, Inc., 6.875% due 4/15/2015	77,500
Products - 0.1%
Machinery - 1.3%	260,000	AGY Holding Corp., 11% due 11/15/2014 (g)	244,400
	110,000	Accuride Corp., 8.50% due 2/01/2015	86,900
	350,000	RBS Global, Inc., 9.50% due 8/01/2014	315,875
	225,000	RBS Global, Inc., 11.75% due 8/01/2016	191,250
	470,000	Sunstate Equipment Co. LLC, 10.50% due 4/01/2013 (g)(i)	385,400
			1,223,825
Marine - 0.3%	280,000	Navios Maritime Holdings, Inc., 9.50% due 12/15/2014	268,800
Media - 16.6%	435,000	Affinion Group, Inc., 10.125% due 10/15/2013	430,650
	220,000	Affinion Group, Inc., 11.50% due 10/15/2015	203,500
	125,000	American Media Operations, Inc. Series B, 10.25% due 5/01/2009	93,125
	85,000	CBS Corp., 6.625% due 5/15/2011	88,829
	500,000	CMP Susquehanna Corp., 9.875% due 5/15/2014	345,000
	120,000	Cablevision Systems Corp. Series B, 9.644% due 4/01/2009 (b)	120,000
	400,000	Charter Communications Holdings I, LLC, 11% due 10/01/2015	286,500
	480,000	Charter Communications Holdings II, LLC, 10.25% due 9/15/2010	454,800
	105,000	Charter Communications Holdings II, LLC, 10.25% due 9/15/2010	98,962
	1,000,000	Comcast Cable Communications LLC, 6.875% due 6/15/2009	1,035,539
	50,000	Dex Media West LLC, 9.875% due 8/15/2013	51,000
	100,000	DirecTV Holdings LLC, 8.375% due 3/15/2013	103,375
	550,000	Echostar DBS Corp., 5.75% due 10/01/2008	550,000
	210,000	Echostar DBS Corp., 7% due 10/01/2013	210,525
	45,000	Echostar DBS Corp., 7.125% due 2/01/2016	44,944
	485,000	Idearc, Inc., 8% due 11/15/2016	434,075
	730,000	Intelsat Bermuda Ltd., 10.829% due 6/15/2013 (b)	746,425

BlackRock Strategic Bond Trust
Schedule of Investments as of January 31, 2008 (Unaudited)
	Face
Industry	Amount	Corporate Bonds	Value
	$70,000	Intelsat Bermuda Ltd., 7.581% due 1/15/2015 (b)	$70,000
	300,000	Intelsat Bermuda Ltd., 9.25% due 6/15/2016	299,250
	355,000	Intelsat Corp., 9% due 6/15/2016	352,338
	220,000	Intelsat Subsidiary Holding Co. Ltd., 8.625% due 1/15/2015	219,175
	325,000	Network Communications, Inc., 10.75% due 12/01/2013	299,812
	1,500,000	News America, Inc., 6.20% due 12/15/2034	1,444,881
	710,000	Nielsen Finance LLC, 10% due 8/01/2014	717,100
	65,000	PanAmSat Corp., 9% due 8/15/2014	64,512
	500,000	Paxson Communications Corp., 7.508% due 1/15/2012 (b)(g)	450,000
	945,000	R.H. Donnelley Corp. Series A-3, 8.875% due 1/15/2016	810,338
	210,000	Rainbow National Services LLC, 8.75% due 9/01/2012 (g)	212,362
	1,455,000	Rainbow National Services LLC, 10.375% due 9/01/2014 (g)	1,545,938
	70,000	Sinclair Broadcast Group, Inc. Class A, 4.875% due 7/15/2018 (a)(e)	63,088
	80,000	Sirius Satellite Radio, Inc., 9.625% due 8/01/2013	68,400
	1,000,000	TCI Communications, Inc., 7.875% due 2/15/2026	1,093,134
	750,000	TL Acquisitions, Inc., 10.50% due 1/15/2015 (g)	682,500
	1,000,000	Time Warner, Inc., 7.70% due 5/01/2032	1,086,900
	445,000	Vertis, Inc., 9.75% due 4/01/2009	380,475
	229,000	Windstream Regatta Holdings, Inc., 11% due 12/01/2017 (g)	208,390
	370,000	Young Broadcasting, Inc., 10% due 3/01/2011	275,650
			15,641,492
Metals & Mining - 2.0%	320,000	AK Steel Corp., 7.75% due 6/15/2012	318,400
	130,000	FMG Finance Pty Ltd., 10.625% due 9/01/2016 (g)	147,550
	805,000	Freeport-McMoRan Copper & Gold, Inc., 8.394% due 4/01/2015 (b)	789,906
	550,000	Freeport-McMoRan Copper & Gold, Inc., 8.375% due 4/01/2017	584,375
			1,840,231
Multi-Utilities - 1.1%	1,000,000	Dominion Resources, Inc., 5.70% due 9/17/2012	1,055,564
Oil, Gas & Consumable Fuels -	100,000	Berry Petroleum Co., 8.25% due 11/01/2016	101,500
5.1%	250,000	Chaparral Energy, Inc., 8.50% due 12/01/2015	208,750
	130,000	Chesapeake Energy Corp., 6.375% due 6/15/2015	126,100
	20,000	Chesapeake Energy Corp., 6.875% due 11/15/2020	19,300
	225,000	Compton Petroleum Finance Corp., 7.625% due 12/01/2013	208,125
	1,000,000	ConocoPhillips Holding Co., 6.95% due 4/15/2029	1,144,475
	744,770	Corral Finans AB, 5.758% due 4/15/2010 (d)(g)	671,753
	275,000	EXCO Resources, Inc., 7.25% due 1/15/2011	262,625
	30,000	Encore Acquisition Co., 6% due 7/15/2015	27,075
	40,000	Encore Acquisition Co., 7.25% due 12/01/2017	38,500
	360,000	Forest Oil Corp., 7.25% due 6/15/2019 (g)	360,000
	105,000	KCS Energy, Inc., 7.125% due 4/01/2012	99,750
	320,000	OPTI Canada, Inc., 8.25% due 12/15/2014 (g)	313,600
	250,000	Occidental Petroleum Corp., 6.75% due 1/15/2012	276,393
	300,000	Overseas Shipholding Group, Inc., 8.25% due 3/15/2013	306,000
	305,000	Sabine Pass LNG LP, 7.50% due 11/30/2016	285,938
	30,000	Whiting Petroleum Corp., 7.25% due 5/01/2012	29,700
	300,000	Whiting Petroleum Corp., 7.25% due 5/01/2013	295,500
	25,000	The Williams Companies, Inc., 7.125% due 9/01/2011	26,625
			4,801,709
Paper & Forest Products - 0.9%	190,000	Abitibi-Consolidated, Inc., 6% due 6/20/2013	129,200
	60,000	Bowater, Inc., 7.991% due 3/15/2010 (b)	47,400
	40,000	Domtar Corp., 7.125% due 8/15/2015	38,500
	510,000	NewPage Corp., 10% due 5/01/2012	507,450
	120,000	NewPage Corp., 10% due 5/01/2012 (g)	119,400
			841,950

BlackRock Strategic Bond Trust
Schedule of Investments as of January 31, 2008 (Unaudited)
	Face
Industry	Amount	Corporate Bonds	Value
Pharmaceuticals - 2.2%	$1,000,000	Merck & Co., Inc., 4.375% due 2/15/2013	$1,020,613
	1,000,000	Wyeth, 6.50% due 2/01/2034	1,053,153
			2,073,766
Real Estate Investment	500,000	ERP Operating LP, 6.95% due 3/02/2011	527,112
Trusts (REITs) - 0.6%
Road & Rail - 0.6%	20,000	Avis Budget Car Rental LLC, 5.565% due 5/15/2014 (b)	17,000
	500,000	Canadian National Railway Co., 6.90% due 7/15/2028	542,541
			559,541
Semiconductors & Semiconductor	50,000	Amkor Technology, Inc., 7.75% due 5/15/2013	44,750
Equipment - 0.6%	70,000	Amkor Technology, Inc., 9.25% due 6/01/2016	65,888
	540,000	Freescale Semiconductor, Inc., 9.125% due 12/15/2014 (d)	409,050
			519,688
Software - 0.1%	106,234	BMS Holdings, Inc., 12.40% due 2/15/2012 (b)(d)(g)	97,756
Specialty Retail - 3.2%	110,000	AutoNation, Inc., 6.258% due 4/15/2013 (b)	92,125
	110,000	AutoNation, Inc., 7% due 4/15/2014	97,900
	60,000	Beverages & More, Inc., 9.25% due 3/01/2012 (g)	57,000
	360,000	General Nutrition Centers, Inc., 10.009% due 3/15/2014 (d)	295,200
	290,000	General Nutrition Centers, Inc., 10.75% due 3/15/2015	233,450
	362,000	Lazy Days' R.V. Center, Inc., 11.75% due 5/15/2012	282,360
	340,000	Michaels Stores, Inc., 10% due 11/01/2014	302,600
	395,000	Michaels Stores, Inc., 11.375% due 11/01/2016	319,950
	1,400,000	Sonic Automotive, Inc. Series B, 8.625% due 8/15/2013	1,316,000
			2,996,585
Tobacco - 0.2%	200,000	Reynolds American, Inc., 7.625% due 6/01/2016	211,811
Wireless Telecommunication	115,000	Cricket Communications, Inc., 9.375% due 11/01/2014	104,650
Services - 2.4%	170,000	Digicel Group Ltd., 8.875% due 1/15/2015 (g)	150,025
	439,684	Digicel Group Ltd., 9.125% due 1/15/2015 (d)(g)	381,201
	90,000	MetroPCS Wireless, Inc., 9.25% due 11/01/2014	82,800
	500,000	Nordic Telephone Co. Holdings ApS, 8.875% due 5/01/2016 (g)	507,500
	1,000,000	Vodafone Group Plc, 7.75% due 2/15/2010	1,066,955
			2,293,131
		Total Corporate Bonds
		(Cost - $83,313,254) - 84.6%	79,781,482
	Shares
	Held	Common Stocks
Media - 0.2%	396,568	Adelphia Recovery Trust (i)	33,708
	6,396	Time Warner Cable, Inc. (c)	160,923
		Total Common Stocks (Cost - $357,535) - 0.2%	194,631

		Preferred Stocks
Capital Markets - 0.0%	23	Marsico Parent Superholdco, LLC, 16.75% (g)	21,794
Diversified Financial Services -	667	Bank of America Corp. Series L, 7.25% (a)	748,374
2.2%	25,000	Citigroup, Inc. Series T, 6.50% (a)	1,351,250
			2,099,624
Electrical Equipment - 0.1%	50,000	Superior Essex Holding Corp. Series A, 9.50% (i)	37,500
		Total Preferred Stocks
		(Cost - $1,986,686) - 2.3%	2,158,918
		Other Interests (h)
Health Care Providers & Services -	947	Critical Care Systems International, Inc. (i)	318
0.0%
Media - 0.0%	400,000	Adelphia Recovery Trust Escrow	25,500
		Total Other Interests
		(Cost - $0) - 0.0%	25,818

BlackRock Strategic Bond Trust
Schedule of Investments as of January 31, 2008 (Unaudited)
	Face
	Amount	U.S. Government & Agency Obligations	Value
	$410,000	U.S. Treasury Bonds, 5.375% due 2/15/2031	$469,867
	810,000	U.S. Treasury Notes, 4.125% due 8/15/2010	848,095
	1,000,000	U.S. Treasury Notes, 4.25% due 8/15/2013	1,067,422
	75,000	U.S. Treasury Notes, 4.25% due 8/15/2015	79,330
	130,000	U.S. Treasury Notes, 4.75% due 2/15/2037	138,491
	710,000	U.S. Treasury Notes, 4.75% due 5/15/2014	777,062
	550,000	U.S. Treasury Notes, 4.875% due 8/15/2016	603,238
		Total U.S. Government & Agency Obligations
		(Cost - $3,688,296) - 4.2%	3,983,505
		Short-Term Securities
	7,400,000	Federal Home Loan Bank, 1.35% due 2/01/2008	7,400,000
		Total Short-Term Securities
		(Cost - $7,400,000) - 7.8%	7,400,000
	Number of
	Contracts	Options Purchased
Call Options Purchased	6	Marsico Parent Superholdco LLC, expiring December
		2009 at $942.86 (c)	5,896
		Total Options Purchased (Premiums Paid - $5,867) -
		0.0%	5,896
		Total Investments (Cost - $96,751,638*) - 99.1%	93,550,250
		Other Assets Less Liabilities - 0.9%	819,305
		Net Assets - 100.0%	$94,369,555

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008,
	as computed for federal income tax purposes, were as follows:
	Aggregate cost	$96,822,028
	Gross unrealized appreciation	$1,456,904
	Gross unrealized depreciation	(4,728,682)
	Net unrealized depreciation	$(3,271,778)

(a)	Convertible security.

(b)	Floating rate security.

(c)	Non-income producing security.

(d)	Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(e)	Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.

(f)	The security is a perpetual bond and has no definite maturity date.

(g)	The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(h)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(i)	Security is fair valued.

Item 2 – Controls and Procedures

2(a) –  The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Bond Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Strategic Bond Trust

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Bond Trust

Date: March 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Bond Trust

Date: March 24, 2008